Income tax expense	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income tax expense
38	Income tax expense

Italian companies are subject to two enacted income taxes at the following rates:

	2020	2019	2018
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs). The enacted IRAP tax rate due in Puglia region for 2020, 2019 and 2018 is 4.82% (3.90% plus 0.92%).

Total income taxes for the years ended December 31, 2020, 2019 and 2018 are allocated as follows:

	2020	2019	2018
Current:
- Domestic	(2,221)	(585)	(4,504)
- Foreign	(1,545)	(1,400)	(3,052)
Total (a)	(3,766)	(1,985)	(7,556)
Deferred:
- Domestic	430	(387)	270
- Foreign	(1,005)	37	(143)
Total (b)	(575)	(350)	127
Total (a + b)	(4,341)	(2,335)	(7,429)

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2020, 2019 and 2018, is analysed as follows:

	2020	2019	2018
Domestic	(17,049)	(24,808)	40,822
Foreign	(3,516)	(6,537)	(274)
Total	(20,565)	(31,345)	40,548

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2020, 2019 and 2018, to income before income taxes and Non-controlling interests) as follows:

	2020	2019	2018
Expected tax benefit (expense) at statutory tax rates	4,936	7,523	(9,732)
Effect of:
- Tax exempt income	4,806	3,297	1,665
- Aggregate effect of different tax rates in foreign jurisdictions	322	(139)	208
- Italian regional tax	(24)	(78)	(46)
- Non-deductible expenses	(5,575)	(4,521)	(2,667)
- Tax effect on unremitted earnings	(1,024)	(430)	(1,252)
- Non taxable gain from disposal and loss of control of a subsidiary	—	—	17,193
- Chinese withholding tax on income not recoverable	(1,396)	(139)	(4,458)
- Effect of net change in deferred tax assets unrecognised	(6,386)	(7,848)	(8,340)
Actual tax charge	(4,341)	(2,335)	(7,429)

The effective income tax rates for the years ended December 31, 2020, 2019 and 2018 are 21.11%, 7.45% and 18.32%, respectively.

The income tax payable recorded as at December 31, 2020 and 2019 is 1,134 and 1,283, respectively. Whereas, the current income tax receivable recorded as at December 31, 2020 and 2019 is 1,255 and 1,082, respectively.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2020 and 2019 are presented below:

Deferred tax assets	31/12/20	31/12/19
Intercompany profit on inventories	1,278	59
Provision for contingent liabilities	379	677
Inventories obsolescence	354	297
Deferred costs	—	845
Other temporary differences	12	96
Total deferred tax assets	2,023	1,974

Deferred tax liabilities	31/12/20	31/12/19
Withholding tax on unremitted earnings of subsidiaries	(1,024)	(430)
Deferred revenue (IFRS 15)	(984)	(934)
Unrealised net gains on foreign exchange rate	(376)	(396)
Other temporary differences	(131)	(131)
Total deferred tax liabilities	(2,515)	(1,891)

Movements in deferred tax balances occurred during 2018, 2019 and 2020 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at December 31, 2017	2,656	(2,350)	306
Recognised in profit or loss	(629)	756	127
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2018	2,027	(1,594)	433
Recognised in profit or loss	(53)	(297)	(350)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2019	1,974	(1,891)	83
Recognised in profit or loss	49	(624)	(575)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2020	2,023	(2,515)	(492)

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2020 and 2019.

	31/12/20	31/12/19
Deferred tax assets	2,023	1,974
Deferred tax liabilities compensated	(1,492)	(1,461)
Net deferred tax assets	531	513
Deferred tax liabilities	(1,024)	(430)

Deferred tax assets recognised are mainly related to intercompany profit on inventories recorded by the Company and provisions for contingent liabilities and inventories obsolescence recorded by some subsidiaries.

In assessing the reliability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised. Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at December 31, 2020 and 2019, management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. After an analysis as at December 31, 2020 and 2019, management has not identified any relevant tax planning strategies prudent and feasible available to increase the recognition of the deferred tax assets. Therefore, as at December 31, 2020 and 2019 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions. Based upon this analysis, management believes that the Natuzzi Group will realise the deferred tax assets of 2,023 as at December 31, 2020 (1,974 as at December 31, 2019).

Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/20	31/12/19
Tax loss carry-forwards	97,107	97,544
Provision for contingent liabilities	3,695	5,839
Allowance for doubtful accounts	2,547	2,296
Inventory obsolescence	2,480	2,336
Provision for warranties	1,051	1,419
Impairment of non-financial assets	967	984
Deferred costs	822	—
Intercompany profit on inventories	439	1,643
IAS 19 adjustment - employees’ leaving entitlement	433	389
Goodwill and intangible assets	196	483
Other temporary differences	992	1,124
Total unrecognised deferred tax assets	110,729	114,057

As at December 31, 2020 and 2019, taxes that will be due on the distribution of the portion of shareholders’ equity equal to unremitted earnings of some subsidiaries are 507 and 2,626, respectively. The Group has not provided for such taxes as at likelihood of distribution is not probable.

As at December 31, 2020 and 2019 the tax losses carried-forward of the Group expire as follows:

	2020	Expire date	2019	Expire date
Expire in five years	7,421	2021-2025	12,640	2020-2024
Expire after five years	4,902	> 2025	6,021	> 2024
Never expire	384,440	—	381,160	—
Total	396,763		399,821

In Italy all tax losses carried-forward no longer expire, with the only limitation being that such tax losses carried-forward can be utilised to off-set a maximum of 80% of the taxable income in each following year.

The Company operates in many foreign jurisdictions. With no material exceptions, the Company and its major subsidiaries located in Romania and China are no longer subject to examination by tax authorities for years prior to 2016.